T. ROWE PRICE Short-Term Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  18.9%
Car Loan  6.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 1,052 1,057
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,982
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 226 228
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 248 252
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  5,578 5,481
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,815
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,352
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 5,600 5,652
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 711 710
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,865
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,075
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,463
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 2,652 2,657
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,239

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,627
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,169
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,592
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  8,020 8,411
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,384
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  1,845 1,873
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,657
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 413
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  1,200 1,216
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,548
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,668
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,133
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 286 278
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,566
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,047

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 9,291 9,347
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 1,810 1,834
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,256
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,121
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,472
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 496
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  5,130 5,182
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 13,083
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  1,290 1,313
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,504
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,140 5,066
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,411
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,683
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,015
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,378

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,437
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 10,094
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,418
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  7,165 7,294
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 7,268 7,354
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,100 1,113
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 633
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 992
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,362
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 133 132
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 1,456 1,466
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 461 461
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 1,136 1,152
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 875 878
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 1,123 1,141

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 2,565 2,601
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 4,150 4,200
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 2,130 2,144
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 2,575 2,598
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 2,486 2,436
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 11,230 11,005
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 9,229
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,517
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 1,795 1,805
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 1,715 1,732
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,768
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 2,012
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 669
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A4
5.26%, 8/20/30 (1) 1,820 1,867
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 270 273

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 7,930 8,009
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,081
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  1,765 1,758
290,202
Other Asset-Backed Securities  11.4%
Allegro IX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.136%, 10/16/31 (1) 15,245 15,245
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 2,102 2,117
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 1,515 1,547
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/22/30 (1) 7,457 7,460
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/31 (1) 9,375 9,378
ARES Loan Funding III
Series 2022-ALF3A, Class A1R, CLO, FRN
3M TSFR + 1.27%, 6.522%, 7/25/36 (1) 16,660 16,639
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 6,357 6,416
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,014
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.623%, 4/15/34 (1) 2,280 2,281
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/30 (1) 9,285 9,304
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.318%, 11/15/30 (1) 10,327 10,333
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,219 2,162

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.663%, 7/15/33 (1) 10,480 10,487
CNH Equipment Trust
Series 2024-B, Class A3
5.19%, 9/17/29  2,980 3,037
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  2,630 2,698
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 2,515 2,538
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 1,380 1,335
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 11,760 11,302
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 845
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,212
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,798
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,727
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 469
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 4,423 4,357
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,981 2,893
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.647%, 7/17/34 (1) 9,145 9,160
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,480 1,432

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,668 1,716
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 2,265 2,334
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,608
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,217
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,094 6,023
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.679%, 10/18/33 (1) 11,805 11,826
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,033 2,948
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 8,034 7,443
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 2,105 1,854
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 407 394
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 837 811
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 593 573
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 1,222 1,193
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 6,691 6,831
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 1,248 1,290

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 3,018 3,001
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,956
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,354
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,468
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,129
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,409
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,042
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,588
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 4,557 4,316
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.433%, 11/21/30 (1) 9,996 10,000
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.495%, 7/27/31 (1) 8,739 8,759
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.075%, 7/27/31 (1) 7,810 7,810
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.332%, 10/20/29 (1) 5,240 5,232
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.079%, 10/18/30 (1) 12,700 12,700
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.591%, 10/15/32 (1) 13,845 13,850

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.444%, 4/20/32 (1) 745 746
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 7/20/30 (1) 6,922 6,907
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.558%, 7/16/31 (1) 3,218 3,220
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.482%, 1/20/32 (1) 14,007 14,010
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 5,355 5,358
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 3,670 3,677
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.929%, 10/18/33 (1) 5,500 5,521
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,355
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 661 635
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 388 367
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 7,030 7,071
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,166 1,204
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 665 684
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.941%, 10/18/30 (1) 7,575 7,575
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.531%, 1/20/32 (1) 13,530 13,536

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 7/15/33 (1) 6,040 6,045
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.113%, 7/15/30 (1) 5,510 5,510
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/30 (1) 9,367 9,371
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 743 732
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 5,002
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 298 299
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,722
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,609
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 532
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.455%, 7/30/31 (1) 5,888 5,892
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.432%, 1/20/31 (1) 9,910 9,913
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 695 699
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.935%, 7/25/31 (1) 13,080 13,114
SCF Equipment Leasing
Series 2021-1A, Class E
3.56%, 8/20/32 (1) 1,675 1,636
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 7,335 7,501

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,621 1,618
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 671 659
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 6.996%, 10/25/29 (1) 11,545 11,475
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.583%, 1/15/34 (1) 3,113 3,115
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.624%, 4/20/33 (1) 3,968 3,972
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.482%, 10/20/30 (1) 10,834 10,839
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 3,145 3,147
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 18,381 18,399
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,403 3,391
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,253
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 8,140 8,144
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 11,805 11,822
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,531 4,603
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,545 1,574
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/31 (1) 10,460 10,461
538,776

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  1.2%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 3,026 2,901
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 1,528 1,502
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 2,967 2,856
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 4,492 4,300
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,710 1,615
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 11,677 11,023
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,809 1,691
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,962 1,814
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,201 1,105
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,009 938
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.795%, 3/22/32  1,928 1,877
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.132%, 3/26/68 (1) 1,173 1,168
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 7,075 6,535
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 2,426 2,255
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 464 459

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 6.551%, 9/15/34 (1) 660 660
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 6.171%, 1/15/37 (1) 3,841 3,827
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,279 1,190
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 4,764 4,438
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 6,392 5,894
58,048
Whole Business  0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 8,971 9,032
9,032
Total Asset-Backed Securities
(Cost $893,560) 896,058
CORPORATE BONDS  43.7%
FINANCIAL INSTITUTIONS  14.7%
Banking  9.3%
American Express, 2.25%, 3/4/25  12,785 12,598
American Express, VR, 5.043%, 7/26/28 (2) 4,305 4,357
American Express, VR, 5.098%, 2/16/28 (2) 2,625 2,656
American Express, VR, 5.532%, 4/25/30 (2) 5,175 5,371
Banco Santander, 3.496%, 3/24/25  8,200 8,130
Banco Santander, VR, 5.552%, 3/14/28 (2) 4,000 4,040
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,999
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,865
Bank of America, VR, 1.734%, 7/22/27 (2) 5,125 4,863
Bank of America, VR, 3.384%, 4/2/26 (2) 7,560 7,455
Bank of America, VR, 5.08%, 1/20/27 (2) 3,965 3,975
Bank of Montreal, 3.70%, 6/7/25  10,110 10,021
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 5,022
Bank of New York Mellon, VR, 4.414%, 7/24/26 (2) 6,645 6,615
Bank of New York Mellon, VR, 4.947%, 4/26/27 (2) 6,805 6,831

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of New York Mellon, VR, 5.148%, 5/22/26 (2) 4,875 4,873
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 9,565
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,977
Barclays, VR, 5.304%, 8/9/26 (2) 4,510 4,515
Barclays, VR, 7.325%, 11/2/26 (2) 4,915 5,052
BPCE, 4.50%, 3/15/25 (1) 9,765 9,691
CaixaBank, VR, 6.684%, 9/13/27 (1)(2) 6,125 6,335
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,645 7,540
Capital One Financial, VR, 4.985%, 7/24/26 (2) 5,995 5,980
Capital One Financial, VR, 6.312%, 6/8/29 (2) 3,000 3,129
Capital One Financial, VR, 7.149%, 10/29/27 (2) 2,860 2,994
Citigroup, 4.40%, 6/10/25  4,390 4,363
Citigroup, VR, 3.106%, 4/8/26 (2) 4,035 3,978
Citigroup, VR, 5.174%, 2/13/30 (2) 4,635 4,705
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,654
Danske Bank, VR, 5.427%, 3/1/28 (1)(2) 4,760 4,831
Danske Bank, VR, 6.259%, 9/22/26 (1)(2) 3,080 3,122
Discover Bank, 2.45%, 9/12/24  1,390 1,388
Discover Financial Services, 3.95%, 11/6/24  2,715 2,701
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 13,720 13,720
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,352
Goldman Sachs Group, 5.70%, 11/1/24 (3) 2,915 2,912
Goldman Sachs Group, FRN, SOFR + 0.486%, 5.855%, 10/21/24  4,580 4,580
Goldman Sachs Group, VR, 4.482%, 8/23/28 (2)(3) 4,835 4,816
HSBC Holdings, VR, 1.645%, 4/18/26 (2) 12,655 12,363
HSBC Holdings, VR, 5.597%, 5/17/28 (2) 6,410 6,554
Huntington National Bank, VR, 5.699%, 11/18/25 (2) 3,105 3,106
JPMorgan Chase, FRN, SOFR + 0.885%, 6.254%, 4/22/27  5,480 5,502
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 13,190 12,939
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 7,690 7,633
JPMorgan Chase, VR, 4.979%, 7/22/28 (2) 4,820 4,881
JPMorgan Chase, VR, 5.04%, 1/23/28 (2) 4,620 4,672
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,731
Lloyds Banking Group, VR, 5.462%, 1/5/28 (2) 4,660 4,718
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 6,525 6,487
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 7,180 7,077
Morgan Stanley, VR, 6.138%, 10/16/26 (2) 6,730 6,815
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,753
NatWest Markets, 3.479%, 3/22/25 (1) 3,600 3,564
Northern Trust, 3.95%, 10/30/25  4,035 4,000
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 7,035 7,035
PNC Financial Services Group, VR, 5.671%, 10/28/25 (2) 9,110 9,110
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2) 2,525 2,538

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 5,540 5,178
Santander Holdings USA, VR, 6.124%, 5/31/27 (2)(3) 980 996
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,115
Societe Generale, VR, 5.519%, 1/19/28 (1)(2) 10,071 10,134
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,895
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2) 3,965 3,930
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2) 4,780 4,875
State Street, 5.272%, 8/3/26  7,550 7,649
State Street, VR, 4.857%, 1/26/26 (2) 3,080 3,075
State Street, VR, 5.104%, 5/18/26 (2) 4,620 4,616
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,669
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 7,145 7,137
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 4,020 4,056
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 3,200 3,000
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 2,465 2,453
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 6,100 6,278
Wells Fargo, VR, 2.188%, 4/30/26 (2) 5,935 5,801
Wells Fargo, VR, 3.908%, 4/25/26 (2) 7,870 7,781
Wells Fargo, VR, 4.54%, 8/15/26 (2) 7,470 7,433
438,120
Brokerage Asset Managers Exchanges  0.4%
Charles Schwab, 2.45%, 3/3/27  11,128 10,586
Charles Schwab, 3.20%, 3/2/27  3,330 3,222
LPL Holdings, 5.70%, 5/20/27  3,365 3,421
LPL Holdings, 6.75%, 11/17/28  2,275 2,425
Nasdaq, 5.65%, 6/28/25  1,155 1,160
20,814
Finance Companies  1.3%
AerCap Ireland Capital, 1.65%, 10/29/24  4,392 4,363
AerCap Ireland Capital, 6.10%, 1/15/27  3,965 4,076
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,682
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,799
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,080
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,918
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,284
GATX, 3.25%, 3/30/25  6,715 6,627
GATX, 3.25%, 9/15/26  3,544 3,440
GATX, 3.85%, 3/30/27  1,932 1,891
GATX, 5.40%, 3/15/27  4,745 4,817
59,977
Financial Other  0.2%
LeasePlan, 2.875%, 10/24/24 (1) 11,692 11,632
11,632

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  3.3%
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 12,368
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,295
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,278
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,843
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,587
Centene, 4.625%, 12/15/29  4,825 4,692
CNO Global Funding, 1.65%, 1/6/25 (1) 8,042 7,926
CNO Global Funding, 1.75%, 10/7/26 (1) 10,016 9,378
Corebridge Financial, 3.50%, 4/4/25  5,855 5,797
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,481
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,349
Elevance Health, 5.35%, 10/15/25  2,325 2,337
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 490 467
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 7,034
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 1,965
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,532
First American Financial, 4.60%, 11/15/24  2,840 2,831
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,392
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 3,540 3,610
Humana, 1.35%, 2/3/27  3,515 3,259
Humana, 3.85%, 10/1/24  6,064 6,054
Humana, 4.50%, 4/1/25  4,125 4,104
Humana, 5.75%, 3/1/28 (3) 2,290 2,370
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 8,154
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 4,325 4,419
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,596
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,955
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,512
Reinsurance Group of America, 3.95%, 9/15/26  5,184 5,126
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,857
157,568
Real Estate Investment Trusts  0.2%
Kilroy Realty, 4.375%, 10/1/25  2,355 2,331
Realty Income, 5.05%, 1/13/26  1,780 1,780
Simon Property Group, 2.00%, 9/13/24  3,350 3,347
7,458
Total Financial Institutions 695,569
INDUSTRIAL  25.7%
Basic Industry  1.0%
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,347
LYB International Finance III, 1.25%, 10/1/25  5,631 5,414
Newmont, 5.30%, 3/15/26 (1) 2,930 2,957

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nucor, 3.95%, 5/23/25  3,585 3,564
Nutrien, 4.90%, 3/27/28  2,955 2,988
POSCO, 4.375%, 8/4/25  7,200 7,157
POSCO, 5.625%, 1/17/26 (1) 6,020 6,084
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,963
Sherwin-Williams, 4.55%, 3/1/28 (3) 5,375 5,394
Steel Dynamics, 2.80%, 12/15/24  5,070 5,026
45,894
Capital Goods  1.4%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,306
Amphenol, 2.05%, 3/1/25  6,720 6,601
Amphenol, 4.75%, 3/30/26  9,211 9,238
Amphenol, 5.05%, 4/5/27  2,475 2,518
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,537
Boeing, 6.259%, 5/1/27 (1) 5,735 5,889
Carrier Global, 2.242%, 2/15/25  1,909 1,880
Fortive, 3.15%, 6/15/26  5,348 5,199
Mohawk Industries, 5.85%, 9/18/28  3,565 3,726
Otis Worldwide, 2.056%, 4/5/25  7,965 7,817
Owens Corning, 3.40%, 8/15/26  3,093 3,022
Owens Corning, 5.50%, 6/15/27  4,210 4,315
Regal Rexnord, 6.05%, 2/15/26  4,655 4,710
Republic Services, 0.875%, 11/15/25  1,566 1,496
67,254
Communications  4.0%
American Tower, 1.60%, 4/15/26  11,099 10,516
American Tower, 2.40%, 3/15/25  4,733 4,659
American Tower, 3.55%, 7/15/27  4,480 4,347
AT&T, 4.10%, 2/15/28  2,395 2,369
Charter Communications Operating, 4.908%, 7/23/25  6,322 6,303
Charter Communications Operating, 6.15%, 11/10/26 (3) 2,995 3,066
Cox Communications, 3.35%, 9/15/26 (1) 2,070 2,010
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,484
Crown Castle, 1.05%, 7/15/26  9,140 8,580
Crown Castle, 2.90%, 3/15/27  7,465 7,157
Crown Castle, 4.45%, 2/15/26  4,475 4,453
Crown Castle, 5.00%, 1/11/28  2,340 2,364
Crown Castle, 5.60%, 6/1/29  3,540 3,673
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 2,016
KT, 4.00%, 8/8/25 (1) 8,770 8,704
NTT Finance, 4.239%, 7/25/25 (1) 1,630 1,622
Rogers Communications, 2.95%, 3/15/25  10,585 10,446
Rogers Communications, 3.20%, 3/15/27  9,100 8,789
Rogers Communications, 5.00%, 2/15/29  7,010 7,087

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.631%, 11/15/26 (1)(3) 4,527 4,198
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,093
SBA Tower Trust, 2.836%, 1/15/25 (1) 9,510 9,405
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,810
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 2,540 2,534
T-Mobile USA, 2.625%, 4/15/26  2,755 2,670
T-Mobile USA, 3.50%, 4/15/25  7,685 7,621
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,104
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,079
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,099
Verizon Communications, 0.85%, 11/20/25  11,600 11,100
Verizon Communications, 1.45%, 3/20/26  9,810 9,349
Verizon Communications, 2.625%, 8/15/26  11,075 10,697
187,404
Consumer Cyclical  5.4%
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,576
AutoZone, 6.25%, 11/1/28  4,435 4,720
BMW U.S. Capital, 4.60%, 8/13/27 (1)(3) 11,810 11,855
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,674
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,236
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,277
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,177
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,743
Dollar General, 3.875%, 4/15/27 (3) 2,255 2,202
Dollar General, 4.125%, 5/1/28  7,688 7,504
Dollar General, 4.625%, 11/1/27  6,000 5,959
Dollar General, 5.20%, 7/5/28 (3) 4,099 4,119
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,167
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,914
General Motors Financial, 2.90%, 2/26/25  13,795 13,630
General Motors Financial, 5.35%, 7/15/27  6,995 7,109
General Motors Financial, 5.40%, 4/6/26  3,685 3,718
General Motors Financial, 5.40%, 5/8/27  2,895 2,950
General Motors Financial, 5.55%, 7/15/29  2,240 2,301
Genuine Parts, 1.75%, 2/1/25  2,980 2,950
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,758
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,469
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,302
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,414
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,144
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,750
Lowe's, 1.70%, 9/15/28  1,292 1,163
Lowe's, 3.35%, 4/1/27  2,275 2,219

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lowe's, 4.80%, 4/1/26  4,745 4,756
Marriott International, 3.75%, 3/15/25  1,345 1,335
Marriott International, 5.45%, 9/15/26  2,225 2,261
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,388
Marriott International, Series R, 3.125%, 6/15/26  8,661 8,439
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 5,044
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,566
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,152
Ross Stores, 0.875%, 4/15/26  6,748 6,357
Ross Stores, 4.60%, 4/15/25  15,624 15,547
Starbucks, 3.50%, 3/1/28 (3) 2,660 2,582
Starbucks, 4.00%, 11/15/28  1,873 1,846
Starbucks, 4.75%, 2/15/26  5,815 5,833
Tapestry, 7.00%, 11/27/26  1,130 1,164
Tapestry, 7.05%, 11/27/25  940 958
VF, 2.40%, 4/23/25  10,443 10,212
VF, 2.80%, 4/23/27  5,330 4,978
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,137
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,337
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 3,870 3,939
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,587
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,637
258,055
Consumer Non-Cyclical  7.2%
AbbVie, 2.60%, 11/21/24  20,860 20,733
AbbVie, 2.95%, 11/21/26  14,705 14,293
AbbVie, 4.80%, 3/15/27  4,845 4,903
Altria Group, 2.625%, 9/16/26  5,137 4,943
Astrazeneca Finance, 1.20%, 5/28/26  12,035 11,416
BAT International Finance, 1.668%, 3/25/26  7,140 6,808
BAT International Finance, 4.448%, 3/16/28  13,155 13,037
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,149
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,094
Bristol-Myers Squibb, 4.90%, 2/22/27  3,610 3,659
Bristol-Myers Squibb, 4.95%, 2/20/26  2,700 2,717
Campbell Soup, 5.20%, 3/19/27  3,690 3,759
Cardinal Health, 3.50%, 11/15/24  6,185 6,154
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,015
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,530
CVS Health, 1.30%, 8/21/27  13,114 11,938
CVS Health, 2.875%, 6/1/26  3,470 3,361
CVS Health, 3.00%, 8/15/26  2,945 2,856
CVS Health, 5.00%, 2/20/26  6,970 6,986

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hasbro, 3.00%, 11/19/24  13,727 13,621
HCA, 3.125%, 3/15/27  7,560 7,286
HCA, 5.375%, 2/1/25  4,260 4,255
HCA, 5.625%, 9/1/28  9,032 9,314
HCA, 5.875%, 2/15/26  5,890 5,927
Heineken, 3.50%, 1/29/28 (1) 24,087 23,419
Icon Investments Six, 5.809%, 5/8/27  8,885 9,110
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,013 1,002
IQVIA, 6.25%, 2/1/29  3,065 3,241
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,422
Kroger, 2.65%, 10/15/26  4,838 4,651
Kroger, 3.70%, 8/1/27  1,206 1,181
Kroger, 4.60%, 8/15/27  2,194 2,199
Mars, 4.55%, 4/20/28 (1) 9,340 9,378
Mattel, 3.375%, 4/1/26 (1) 5,109 4,969
Mattel, 5.875%, 12/15/27 (1) 5,750 5,807
Mondelez International, 2.625%, 3/17/27  5,415 5,176
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,930
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,487
Pernod Ricard, 3.25%, 6/8/26 (1) 8,525 8,318
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,988 5,951
Philip Morris International, 4.875%, 2/13/26  5,920 5,947
Solventum, 5.45%, 2/25/27 (1) 11,990 12,149
Utah Acquisition Sub, 3.95%, 6/15/26  11,199 11,037
Viatris, 1.65%, 6/22/25  12,497 12,121
Viatris, 2.30%, 6/22/27  5,092 4,750
Viterra Finance, 2.00%, 4/21/26 (1) 1,515 1,444
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,239
Zoetis, 3.00%, 9/12/27  12,715 12,179
Zoetis, 5.40%, 11/14/25  6,720 6,761
341,622
Energy  2.9%
6297782, 4.911%, 9/1/27 (1) 4,420 4,418
Aker BP, 2.00%, 7/15/26 (1) 1,994 1,894
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,128
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,079
DCP Midstream Operating, 5.375%, 7/15/25  7,981 7,981
Diamondback Energy, 5.20%, 4/18/27  3,245 3,294
Enbridge, 2.50%, 1/15/25  9,500 9,397
Enbridge, 2.50%, 2/14/25  4,350 4,296
Enbridge, 5.90%, 11/15/26  2,765 2,842
Enbridge, 6.00%, 11/15/28  2,270 2,395
Energy Transfer, 2.90%, 5/15/25  1,860 1,830

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer, 5.25%, 7/1/29  3,905 3,990
Energy Transfer, 6.05%, 12/1/26  10,455 10,761
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,054
Occidental Petroleum, 5.00%, 8/1/27 (3) 3,920 3,958
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,845
Occidental Petroleum, 5.875%, 9/1/25  6,705 6,738
ONEOK, 5.55%, 11/1/26  4,840 4,928
Ovintiv, 5.65%, 5/15/25  5,605 5,612
Pioneer Natural Resources, 5.10%, 3/29/26  6,135 6,194
Sabine Pass Liquefaction, 5.625%, 3/1/25  3,416 3,415
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 6,200 6,076
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,259
Williams, 4.80%, 11/15/29  4,020 4,038
Williams, 5.40%, 3/2/26  11,725 11,831
135,253
Technology  2.3%
Atlassian, 5.25%, 5/15/29  2,605 2,660
CDW, 5.10%, 3/1/30  1,955 1,966
Fiserv, 5.15%, 3/15/27  5,895 5,988
Fortinet, 1.00%, 3/15/26  5,710 5,398
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,078
Intel, 3.75%, 8/5/27  3,890 3,773
Intel, 4.00%, 8/5/29  4,290 4,129
Intel, 4.875%, 2/10/28  1,326 1,325
Microchip Technology, 0.983%, 9/1/24  8,380 8,375
Micron Technology, 4.185%, 2/15/27  1,110 1,098
Micron Technology, 4.975%, 2/6/26  1,110 1,114
Micron Technology, 5.375%, 4/15/28  6,955 7,110
Moody's, 3.75%, 3/24/25  6,475 6,422
NXP, 2.70%, 5/1/25  5,910 5,814
NXP, 3.15%, 5/1/27  490 471
NXP, 3.875%, 6/18/26  4,219 4,155
NXP, 4.40%, 6/1/27  1,040 1,034
PayPal Holdings, 2.85%, 10/1/29  9,049 8,406
Qorvo, 1.75%, 12/15/24  3,710 3,664
S&P Global, 2.45%, 3/1/27  14,680 14,033
Western Union, 2.85%, 1/10/25  16,803 16,640
Workday, 3.50%, 4/1/27  3,450 3,373
109,026
Transportation  1.5%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,610 2,538
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,481
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,382
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,395

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,926
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,542
FedEx, 3.25%, 4/1/26  7,417 7,262
HPHT Finance, 1.50%, 9/17/26  6,650 6,232
HPHT Finance, 2.875%, 11/5/24  9,234 9,202
Penske Truck Leasing, 5.35%, 1/12/27 (1) 2,375 2,407
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,040 12,209
71,576
Total Industrial 1,216,084
UTILITY  3.3%
Electric  2.6%
AES, 3.30%, 7/15/25 (1) 5,425 5,318
American Electric Power, 5.20%, 1/15/29 (3) 8,040 8,236
Appalachian Power, Series X, 3.30%, 6/1/27  10,397 10,070
Constellation Energy Generation, 5.60%, 3/1/28  3,910 4,054
DTE Energy, 4.95%, 7/1/27  3,625 3,665
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,154
Duke Energy, 4.85%, 1/5/27  12,000 12,120
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,064
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 12,346
Enel Finance International, 6.80%, 10/14/25 (1) 1,400 1,430
Exelon, 5.15%, 3/15/29  2,470 2,538
FirstEnergy, Series B, 3.90%, 7/15/27  4,905 4,810
Georgia Power, 5.004%, 2/23/27  2,160 2,194
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,615
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,925
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,193
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,188
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,092
Southern, 5.113%, 8/1/27  4,238 4,304
Vistra Operations, 5.125%, 5/13/25 (1) 3,074 3,066
119,382
Natural Gas  0.7%
APA Infrastructure, 4.20%, 3/23/25 (1) 16,219 16,116
Engie, 5.25%, 4/10/29 (1) 2,330 2,390
NiSource, 5.25%, 3/30/28  1,560 1,595
Sempra, 3.30%, 4/1/25  5,035 4,973
Sempra, 5.40%, 8/1/26  2,840 2,881

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  5,420 5,232
33,187
Total Utility 152,569
Total Corporate Bonds
(Cost $2,067,604) 2,064,222
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Government Sponsored  0.3%
MEGlobal, 4.25%, 11/3/26  12,000 11,817
11,817
Owned No Guarantee  1.9%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,555
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,831
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,547
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,188
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,408
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,999
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,426
NBN, 1.45%, 5/5/26 (1) 15,195 14,428
QNB Finance, 2.625%, 5/12/25  11,965 11,757
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,107
91,246
Total Foreign Government Obligations & Municipalities
(Cost $104,400) 103,063
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.3%
Collateralized Mortgage Obligations  3.4%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 3,543 3,054
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 3,463 2,937
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 1,000 852
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1) 2,854 2,387
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $6,405 (5) 6,405 6,405
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM, 2.50%, 11/25/51 (1) 4,633 4,098

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 2,042 1,797
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1) 3,229 2,962
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM, 2.50%, 4/25/50 (1) 3,894 3,238
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,696 3,168
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 289 276
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 2,265 1,947
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM, SOFR30A + 0.964%,
6.313%, 10/25/30  780 781
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM, SOFR30A + 0.964%,
6.313%, 10/25/30  48 48
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM, 1.128%, 5/25/65 (1) 778 730
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,461 1,290
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 380 366
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.291%, 6/25/66 (1) 2,024 1,678
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 2,068 1,710
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
6.00%, 3/25/50 (1) 1,491 1,399
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.86%, 5/25/47 (1) 212 206
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 376 339
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 330 312
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,556
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,819
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.821%, 7/25/44 (1) 60 60
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 3,227 2,720

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 8,767 8,793
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
6.00%, 8/25/50 (1) 618 583
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 1,016 907
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 1,044 992
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,458 1,283
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 1,461 1,489
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM, 2.50%, 9/25/51 (1) 9,811 8,768
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
6.439%, 6/25/59 (1) 191 188
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
6.292%, 10/25/59 (1) 764 764
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 2,182 1,928
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
6.342%, 2/25/60 (1) 296 283
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 2,447 2,104
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 369 317
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM, 3.00%, 1/25/60 (1) 2,050 1,768
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 585 522
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,608 2,291
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 343 348
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP, 7.513%, 10/25/63 (1) 364 374
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM, 2.50%, 12/25/51 (1) 5,116 4,535
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 294 276
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 770 722

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 34 34
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.381%, 5/25/65 (1) 1,218 1,096
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 1,789 1,752
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 2,401 2,282
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 1,633 1,510
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 7,666 6,703
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
6.999%, 1/25/34 (1) 1,867 1,875
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
8.299%, 6/25/42 (1) 5,521 5,679
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
7.199%, 11/25/43 (1) 1,931 1,954
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
6.599%, 3/25/44 (1) 8,517 8,541
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 2,429 2,148
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM, 3.913%, 7/25/59 (1) 486 480
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP, 1.733%, 5/25/65 (1) 832 791
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,436 1,278
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 848 755
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,931 1,727
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM, 1.373%, 9/25/66 (1) 2,761 2,364
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 507 476
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 2,039 1,854
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM, 3.288%, 1/25/67 (1) 7,708 7,078
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP, 4.91%, 6/25/67 (1) 4,414 4,467

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 2,643 2,687
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 5,092 5,189
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 1,139 1,154
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM, 7.33%, 11/25/68 (1) 3,835 3,918
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 551 524
163,686
Commercial Mortgage-Backed Securities  3.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 6.601%,
4/15/34 (1) 2,610 2,343
BANK
Series 2019-BN19, Class A1, 2.263%, 8/15/61  279 258
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  1,146 1,165
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  4,470 4,652
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  4,540 4,554
BBCMS Mortgage Trust
Series 2024-5C27, Class A1, 5.502%, 7/15/57  1,564 1,582
BCP Trust
Series 2021-330N, Class A, ARM, 1M TSFR + 0.913%, 6.25%,
6/15/38 (1) 4,285 3,965
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 10/15/28  1,985 2,014
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,934 2,977
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  2,455 2,528
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  6,325 6,592
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  2,308 2,336
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 6.601%,
9/15/38 (1) 6,525 6,397
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM, 1M TSFR + 2.014%, 7.351%,
8/15/38 (1) 5,464 4,099

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.978%,
5/15/41 (1) 5,907 5,896
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 7.178%,
5/15/41 (1) 5,803 5,731
BX Trust
Series 2021-ARIA, Class C, ARM, 1M TSFR + 1.76%, 7.097%,
10/15/36 (1) 4,830 4,746
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 6.731%,
6/15/36 (1) 3,785 3,677
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 4.029%, 2/10/47  3,383 3,264
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM, 4.732%, 8/10/47 (1) 2,099 1,952
Commercial Mortgage Trust
Series 2017-PANW, Class A, 3.244%, 10/10/29 (1) 509 477
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM, 4.343%, 10/10/29 (1) 2,419 2,169
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257%, 8/15/37 (1) 1,837 1,750
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1, 4.60%, 6/25/30  3,915 3,972
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM, 1M TSFR + 1.864%, 7.201%,
5/15/26 (1) 5,705 4,451
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 7.278%,
5/15/37 (1) 5,885 5,852
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 7.18%,
9/15/41 (1) 3,055 3,048
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 7.551%,
9/15/29 (1) 3,975 3,310
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM, 1M TSFR + 2.134%, 7.471%,
10/15/33 (1) 8,240 7,660
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM, 1M TSFR + 2.534%, 7.871%,
10/15/33 (1) 6,310 5,605
KIND Trust
Series 2021-KIND, Class C, ARM, 1M TSFR + 1.864%, 7.204%,
8/15/38 (1) 8,406 8,146
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,581

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 6.928%,
5/15/41 (1) 6,250 6,207
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 6.552%,
4/15/38 (1) 9,265 9,179
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 9,590 8,224
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 6.401%,
3/15/36 (1) 11,219 10,761
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 6.551%,
3/15/36 (1) 6,005 5,719
RLGH Trust
Series 2021-TROT, Class A, ARM, 1M TSFR + 0.914%, 6.251%,
4/15/36 (1) 5,580 5,522
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 7.078%,
5/15/39 (1) 4,880 4,819
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 7.428%,
6/15/39 (1) 6,490 6,411
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2, 3.02%, 7/15/58  871 860
179,451
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM, 4.00%, 8/1/32 (1) 3,796 3,772
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM, 2.75%, 7/25/57 (1) 360 355
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 463 453
4,580
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $370,795) 347,717
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.5%
U.S. Government Agency Obligations  4.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,434 3,216
5.00%, 7/1/25  — —
5.50%, 10/1/38  18 18
6.00%, 9/1/34 - 9/1/35  299 312

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 3/1/39  474 498
7.50%, 6/1/38  399 420
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.344%, 10/1/33  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  51 52
RFUCCT1Y + 1.625%, 6.847%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  113 114
RFUCCT1Y + 1.625%, 7.457%, 6/1/38  17 18
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  34 35
RFUCCT1Y + 1.733%, 6.108%, 2/1/37  20 20
RFUCCT1Y + 1.733%, 7.606%, 10/1/36  73 75
RFUCCT1Y + 1.742%, 6.995%, 5/1/38  58 58
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  25 25
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  34 34
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  18 19
RFUCCT1Y + 1.944%, 6.205%, 12/1/36  46 47
RFUCCT1Y + 1.961%, 6.461%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  29 30
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  119 121
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  29 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  4,750 4,216
2.50%, 1/1/52  7,835 6,765
3.00%, 11/1/34 - 6/1/52  10,368 9,251
4.00%, 12/1/49 - 2/1/50  1,902 1,829
4.50%, 5/1/50  724 711
5.00%, 12/1/41  1,496 1,531
5.50%, 8/1/53  7,113 7,180
6.00%, 2/1/53 - 6/1/54  28,867 29,573
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.505%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  21 21
RFUCCT1Y + 1.553%, 6.911%, 7/1/35  23 23
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  51 52
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.047%, 2/1/33  2 2
RFUCCT1Y + 1.674%, 6.728%, 7/1/34  3 3
RFUCCT1Y + 1.69%, 7.44%, 5/1/38  53 53
RFUCCT1Y + 1.715%, 5.965%, 10/1/32 - 12/1/32  32 32
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  11 11
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  27 27

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.83%, 6.989%, 4/1/38  61 62
RFUCCT1Y + 1.83%, 7.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 7.603%, 8/1/38  11 11
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  50 52
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  18 18
RFUCCT1Y + 1.905%, 7.28%, 5/1/38  67 68
RFUCCT6M + 1.37%, 5.898%, 10/1/33  182 184
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,377 1,961
2.50%, 1/1/52 - 1/1/54  11,912 10,240
3.00%, 9/1/28 - 2/1/35  4,224 4,075
3.50%, 12/1/45 - 1/1/52  10,805 10,025
4.00%, 1/1/47 - 9/1/52  16,597 15,773
4.50%, 5/1/41 - 1/1/50  10,000 9,911
5.00%, 9/1/25 - 8/1/52  4,921 4,992
5.50%, 10/1/24 - 3/1/54  15,821 16,060
6.00%, 3/1/34 - 6/1/54  39,008 40,102
6.50%, 7/1/32 - 1/1/54  34,275 35,454
215,436
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  501 422
3.00%, 9/20/47  6,203 5,683
3.50%, 8/20/44 - 7/20/52  12,619 11,782
4.00%, 9/20/45 - 10/20/52  4,544 4,375
5.00%, 12/20/34 - 5/20/48  5,414 5,502
5.50%, 9/15/45 - 2/20/49  2,276 2,345
6.00%, 7/15/36  1,056 1,102
Government National Mortgage Assn., TBA (6)
5.00%, 9/20/54  3,340 3,334
5.50%, 9/20/54  12,345 12,426
46,971
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $267,688) 262,407
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  20.2%
U.S. Treasury Obligations  20.2%
U.S. Treasury Notes, 3.75%, 8/15/27  35,460 35,421
U.S. Treasury Notes, 4.375%, 7/31/26  231,370 233,105
U.S. Treasury Notes, 4.625%, 6/30/26  229,200 231,707
U.S. Treasury Notes, 4.875%, 4/30/26 (7) 226,700 229,640

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.875%, 5/31/26 (7) 223,625 226,770
U.S. Treasury Notes, 5.00%, 10/31/25 (7) 170 172
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $946,761) 956,815
SHORT-TERM INVESTMENTS  2.5%
Commercial Paper  1.5%
4(2)  1.5%(8)
Bacardi Martini, 5.80%, 9/26/24  13,735 13,675
Brunswick, 5.934%, 9/27/24  13,730 13,670
Crown Castle, 5.78%, 9/26/24  13,730 13,671
Ovintiv Canada, 6.02%, 9/25/24  15,100 15,035
Targa Resources, 5.85%, 10/3/24  13,725 13,649
69,700
Money Market Funds  1.0%
T. Rowe Price Government Reserve Fund, 5.34% (9)(10) 45,915 45,915
45,915
Total Short-Term Investments
(Cost $115,634) 115,615
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.34% (9)(10) 12,107 12,107
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 12,107
Total Securities Lending Collateral
(Cost $12,107) 12,107
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$102.75 (11) 5,187 1,076,546 81

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$103.00 (11) 1,260 261,509 59
Total Options Purchased (Cost $567) 140
Total Investments in Securities 100.6%
(Cost $4,779,116) $ 4,758,144
Other Assets Less Liabilities (0.6)% (30,315)
Net Assets 100.0% $ 4,727,829
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,671,811 and represents 35.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2024.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,405 and represents 0.1% of net assets.
(6) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,760 and represents 0.3% of net assets.
(7) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $69,700 and represents 1.5% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 4,857 (24) (10) (14)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (66) (26) (40)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (34) (14) (20)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,815 (67) (26) (41)
Total Bilateral Credit Default Swaps, Protection
Bought (76) (115)
Total Bilateral Swaps (76) (115)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 70,949 1,717 1,353 364
Total Centrally Cleared Credit Default Swaps,
Protection Sold 364
Total Centrally Cleared Swaps 364
Net payments (receipts) of variation margin to date (354)
Variation margin receivable (payable) on centrally cleared swaps $ 10
** Includes interest purchased or sold but not yet collected of $36.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 U.S. Treasury Notes five year contracts 12/24 110 $ —
Short, 803 U.S. Treasury Notes ten year contracts 12/24 (91,191) 488
Long, 5,830 U.S. Treasury Notes two year
contracts 12/24 1,209,998 (1,119)
Short, 130 Ultra U.S. Treasury Bonds contracts 12/24 (17,152) 197
Short, 648 Ultra U.S. Treasury Notes ten year
contracts 12/24 (76,099) 596
Net payments (receipts) of variation margin to date (474)
Variation margin receivable (payable) on open futures contracts $ (312)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 754++
Totals $ —# $ — $ 754+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 83,789  ¤  ¤ $ 58,022
Total $ 58,022^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $754 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,022.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Short-Term Bond Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,566,060 $ — $ 2,566,060
Corporate Bonds — 2,058,146 6,076 2,064,222
Short-Term Investments 45,915 69,700 — 115,615
Securities Lending Collateral 12,107 — — 12,107
Options Purchased 140 — — 140
Total Securities 58,162 4,693,906 6,076 4,758,144
Swaps* — 364 — 364
Futures Contracts* 1,281 — — 1,281
Total $ 59,443 $ 4,694,270 $ 6,076 $ 4,759,789
Liabilities
Swaps $ — $ 191 $ — $ 191
Futures Contracts* 1,119 — — 1,119
Total $ 1,119 $ 191 $ — $ 1,310

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F55-054Q1 08/24
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.